Segment Reporting (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Segment Reporting [Abstract]
Contribution of advertising revenue	92.00%	86.50%	88.60%	85.30%	88.70%	88.70%	88.00%